                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [ ]; Amendment Number:
                                               --------

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Sansar Capital Management, L.L.C.
Address:       152 West 57th Street, 8th Floor
               New York, NY 10019

Form 13F File Number: 28-11727

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Richard B. Astorga
Title:         Chief Operating Officer / CFO / CCO
Phone:         212-399-8982

Signature, Place, and Date of Signing:


      /s/ Richard B. Astorga             New York, NY         November 15, 2010
----------------------------------   --------------------   --------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

         Form 13F File Number   Name
         --------------------   ---------------------------------
         28-

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   11

Form 13F Information Table Value Total:   $113,407
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

       No.   Form 13F File Number   Name
       ---   --------------------   --------------------------

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                        SANSAR CAPITAL MANAGEMENT, L.L.C.

               FORM 13F INFORMATION TABLE AS OF SEPTEMBER 30, 2010

                                                                                                                VOTING AUTHORITY
                                 TITLE OF                 VALUE    SHARES/   SH/  PUT/   INVSTMT    OTHER   -----------------------
NAME OF ISSUER                    CLASS        CUSIP    x($1000)   PRN AMT   PRN  CALL  DISCRETN  MANAGERS     SOLE    SHARED  NONE
----------------------------  -------------  ---------  --------  ---------  ---  ----  --------  --------  ---------  ------  ----
CHANGYOU COM LTD               ADS REP CL A  15911M107     4,530    164,742  SH           SOLE                164,742
CHINA INFORMATION TECHNOLOGY        COM      16950L109    13,126  2,695,228  SH           SOLE              2,695,228
CHINA SEC & SURVE TECH INC          COM      16942J105     9,534  1,714,828  SH           SOLE              1,714,828
CHINANET ONLINE HLDGS INC           COM      16949H102     1,361    328,789  SH           SOLE                328,789
GIANT INTERACTIVE GROUP INC         ADR      374511103     4,011    624,744  SH           SOLE                624,744
LAS VEGAS SANDS CORP                COM      517834107     6,656    191,000  SH           SOLE                191,000
MCMORAN EXPLORATION CO              COM      582411104    16,208    941,784  SH           SOLE                941,784
PERFECT WORLD CO LTD          SPON ADR REP B 71372U104    10,808    421,193  SH           SOLE                421,193
SEABRIDGE GOLD INC                  COM      811916105    39,909  1,391,529  SH           SOLE              1,391,529
SKYPEOPLE FRUIT JUICE INC           COM NEW  83086T208     5,562  1,188,450  SH           SOLE              1,188,450
THE9 LTD                            ADR      88337K104     1,702    327,865  SH           SOLE                327,865